Acquired Intangible Assets, Net - Summary of Acquired Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Acquired Intangible Assets [Line Items]
Less: accumulated amortization	$ (1,390)		$ (554)		$ (56)
Acquired intangible assets, net	1,020		1,496		94
Montage Macao License [Member]
Acquired Intangible Assets [Line Items]
Acquired intangible assets	129	[1]	0	[1]	0	[1]
Assembled Workforce [Member]
Acquired Intangible Assets [Line Items]
Acquired intangible assets, gross	1,900	[2]	1,900	[2]	0	[2]
Technology Licenses [Member]
Acquired Intangible Assets [Line Items]
Acquired intangible assets, gross	116		150		150
Software [Member]
Acquired Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 265		$ 0		$ 0

[1]	Montage Macao license (unaudited). The Company entered into a memorandum of understanding to acquire Sonoma Commercial Offshore, Ltd, a Macao Offshore Company, which was subsequently renamed Montage Technology Commercial Offshore Limited ("Montage Macao"), to be the principal entity in the Company's international corporate structure. The acquisition of Montage Macao was completed in May 2013 when Montage Macao completed its registration with the Macao government and the Company took control over Montage Macao. Montage Macao did not have any assets or liabilities other than a qualification license as a commercial offshore entity in Macao. The Company determined that the acquisition of Montage Macao shall be accounted for as an asset acquisition of its commercial offshore license qualification in Macao as it did not meet the definition of a business as pursuant to ASC 805-20-20 and ASC 805-10-55-4 through 805-10-55-9. The useful life of the commercial offshore license qualification in Macao is indefinite as long as the Company maintains its offshore business in Macao. Therefore, the acquisition cost of $129 for the commercial offshore license is not amortized and shall be tested for impairment annually or more frequently if events or changes in circumstances indicate that the commercial offshore license might be impaired pursuant to ASC 350-30-35-18 through 35-20.
[2]	Assembled workforce On August 23, 2012, Montage Technology Hong Kong Limited, a wholly owned subsidiary of the Company, entered into agreements with a third party to acquire a research and development workforce, intellectual property ("IP") and computers and office equipment for total cash consideration of $2,016. The acquisition has been completed in September 2012. The Company determined that the acquisition of research and development workforce, IP and computers and office equipment should be accounted for an asset acquisition as the group of assets acquired by the Company did not meet the definition of a business as pursuant to ASC 805. The Company allocated the total consideration to the acquired research and development workforce, IP (which was obsolete) and computers and office equipment with the amount of $1,900, $0 and $116, respectively, on the acquisition date. The research and development workforce is recorded as assembled workforce and amortized on a straight line basis over 18 months as the Company expected the acquired workforce to provide economic benefit to the Company during this period based on the Company's prior experience in developing research and development workforce and conducting research and development activities.